Daniel T. Kajunski | 617 348 1715 | dkajunski@mintz.com	One Financial Center Boston, MA 02111 617-542-6000 617-542-2241 fax www.mintz.com
                    June 2, 2006
Via EDGAR and Overnight Mail
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Filing Desk

Re:	EPIX Pharmaceuticals, Inc. Amendment No. 1 to Registration Statement on Form S-4 Registration No. 333-133513
Ladies and Gentlemen:
     On behalf of EPIX Pharmaceuticals, Inc. (the “Company”), we are hereby filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 1 (the “Amendment”) to the Company’s Registration Statement on Form S-4 (the “Registration Statement”), initially filed with the Commission on April 25, 2006. Set forth below are the Company’s responses to the Commission’s comments given by letter (the “Comment Letter”) dated May 22, 2006 from Jeffrey Riedler of the staff (the “Staff”) of the Commission. As requested, the responses are numbered to correspond to the comments set forth in the Comment Letter, and we have incorporated the comments into the response letter. We are delivering one marked complete courtesy copy of the Amendment and one courtesy copy of this letter to each of Amy Bruckner, Joseph Roesler, Song Brandon, Suzanne Hayes and Mr. Riedler of the Commission.
Form S-4
General
1.	Comment: Prior to requesting acceleration for effectiveness, please refer to Item 3-12 of Regulation S-X and file an amended registration on Form S-4 to include your most recent interim financial statements, as well as those for Predix Pharmaceuticals Holdings, Inc., as of and for the period ended March 31, 2006. In doing so, please also file as an exhibit an updated, signed consent report from your independent accountants.

Response: In response to this comment, the Company has included in the Amendment its and Predix Pharmaceuticals Holdings, Inc.’s (“Predix”) most recent interim financial statements as of and for the period ended March 31, 2006 beginning on pages F-26 and
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Boston | Washington | Reston | New York | Stamford | Los Angeles | London

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

F-37, respectively, and filed as exhibits updated, signed consent reports from the Company’s and Predix’s independent accountants as Exhibits 23.1 and 23.2, respectively.

2.	Comment: Additionally, update the information throughout your filing to include the results for the three month period ended March 31, 2006.

Response: In response to this comment, the Company revised the disclosure throughout the Amendment to include the results for the three month period ended March 31, 2006.

3.	Comment: Please note that you are required to file with the Commission any written instructions, scripts, and outlines that will be used by any person that solicit proxies on behalf of the Company through personal interview, telephone, or telegram, and all other soliciting material that will be furnished to the security holders of either company.

Response: The Commission’s comment is noted.

4.	Comment: Your reliance on acronyms makes the discussion of your business and the risks you face difficult to understand. For example:
•	GAD

•	ADHD

•	COPD

•	PAH

•	DSA

•	CTA

•	GPCR

•	PH
Please revise to eliminate the use of acronyms that are not commonly understood by persons outside of your industry.

Response: In response to this comment, the Company revised the disclosure throughout the Amendment to eliminate the use of acronyms that are not commonly understood by persons outside of the Company’s industry.
Questions and Answers about the Merger, page v
5.	Comment: We note that much of the information disclosed in the Q&A section is repeated in “Summary of the Joint Proxy Statement/Prospectus.” For example:
•	The percentage of the combined company that the EPIX shareholders will hold and the percentage that the Predix shareholders will hold;

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

•	The information relating to the $35 million milestone payment; and

•	The voting recommendation to the stockholders.
Please revise “Questions and Answers about the Merger” and “Summary of the Joint Proxy Statement/Prospectus” to eliminate the redundancies.

Response: In response to this comment, the Company revised the disclosure in “Questions and Answers about the Merger” and “Summary of the Joint Proxy Statement/Prospectus” sections of the Amendment to eliminate redundancies.
Summary of the Joint Proxy Statement/Prospectus, page 1
6.	Comment: Please revise “Interests of Predix’s Directors and Management” to quantify the fees and expenses Lehman Brothers is entitled to upon consummation of the merger. If accurate, please disclose that the entire fee is contingent on the consummation of the merger. Additionally, revise to provide this information throughout your filing where the fees to Lehman Brothers are referenced.

Response: In response to this comment, the Company revised the disclosure on pages 4, 23, 80, 86 and 133 of the Amendment to quantify the fees and expenses Lehman Brothers is entitled to upon consummation of the merger and to disclose that the entire fee is contingent on the consummation of the merger.

7.	Comment: Please revise “United States Federal Tax Consequences of the Merger” to clearly state that Predix shareholders will pay taxes on the amount of gain recognized. Similarly, revise throughout your filing where the tax consequences are discussed.

Response: In response to this comment, the Company revised the disclosure on pages viii, 22 and 82 through 84 of the Amendment to clearly state that Predix shareholders will pay taxes on the amount of gain recognized.

8.	Comment: Please revise “Regulatory Approvals” to disclosure whether the premerger Notification and Report forms have been filed. If they have not yet been filed, please indicate when you expect to file them.

Response: In response to this comment, the Company revised the disclosure on page 6 of the Amendment to disclose that the premerger Notification and Report forms have been filed.
Predix Selected Historical Consolidated Financial Information, page 9

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

9.	Comment: Please revise the tabular presentation to include the notation related to explanatory note (2), as it presently does not reference to any of the line items or amounts in the table.

Response: In response to this comment, the Company revised the disclosure on page 9 of the Amendment to include the notation related to explanatory note (2).
EPIX and Predix Unaudited Pro Forma Condensed Consolidated Financial Statements, page 10
10.	Comment: Please revise the pro forma financial statements to update the balance sheet information as of March 31, 2006 and to include a statement of operations for the three months ended March 31, 2006. Refer to Article 11-01(c)(1) and (2).

Response: In response to this comment, the Company revised the disclosure on pages 10 through 16 of the Amendment to update the balance sheet information as of March 31, 2006 and to include a statement of operations for the three months ended March 31, 2006.
Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements
Note 2. Purchase Price, page 13
11.	Comment: We note on page vi, that the milestone payments will be paid in cash or stock within 90 days of the achievement of the milestone and that if stock is issued it will be valued based on a date prior to the achievement of the milestone. It would seem that value of the stock consideration delivered would be based on the date performance of the milestone is achieved not, as noted in the first bullet, the five-day average closing price ten days prior to that date or as noted in the second bullet 75% of the 30-day average closing price ending on the trading day that is ten days prior to the payment date. Please tell us whether you are going to recognize the difference between the fair value of the stock on the date the milestone is achieved and the value of the stock based on the terms of the acquisition of Predix, and if not, why you believe your accounting is appropriate under U.S. GAAP, citing the specific authoritative guidance in your response.

Response: The Company acknowledges the Staff’s comment regarding the valuation of the stock consideration in connection with the milestone payment, and supplementally advises the Staff that the Company will record the value of stock issued, if any, upon achievement of the milestone as required by Statement of Financial Accounting Standards (“SFAS”) No. 133, Accounting for Derivative Instruments and Hedging Activities (“SFAS No. 133”). The Company also supplementally advises the Staff that, if stock is issued under the milestone payment, the number of shares to be issued and the valuation thereof will be determined pursuant to the terms of the merger agreement based

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

on dates that are subsequent to the achievement of the milestone but prior to the milestone payment date. In addition, in response to this comment, the Company revised the disclosure on pages vi, 62, 88 and 89 of the Amendment to clarify how the number of shares to be issued upon achievement of the milestone will be determined.

12.	Comment: You have allocated approximately $87.4 million of the purchase price to in-process research and development expense. Please tell us whether you considered and applied the provisions of paragraph 39 of SFAS No. 142; that is, tell us whether management has given consideration, if only preliminarily, to whether you acquired other identifiable intangibles and allocate purchase price accordingly.

Response: In response to this comment, the Company revised the disclosure in Note 2 on pages 14 through 16 of the Amendment to include a discussion of its consideration of paragraph 39 of SFAS No. 141, Business Combinations (“SFAS No. 141”). The Company supplementally advises the Staff that the Company’s accounting for this transaction included review and application of SFAS No. 141, including Appendix A to SFAS No. 141, and consultation with independent valuation experts that will ultimately generate a valuation report. At this time the valuation is preliminary and is subject to change. Prior to the issuance of the final valuation report and based upon the preliminary review, the Company has assumed the valuation of the in-process research and development will exceed the purchase price.
Cautionary Information Regarding Forward-Looking Statements, page 18
13.	Comment: We note the statement that the joint proxy statement/prospectus include forward-looking statements within the meaning of the safe harbor provisions of the United States Private Securities Litigation Reform Act of 1995. As Predix is not currently a reporting company, Predix is not eligible for the safe harbor. Please revise to clarify that the safe harbor does not apply to forward looking statements relating to Predix.

Response: The Commission’s comment is noted and in response to this comment, the Company revised the disclosure on page 19 of the Amendment to clarify that the safe harbor does not apply to forward-looking statements relating to Predix.

14.	Comment: We note the disclaimer that you do not undertake any obligations to publicly update any forward-looking statements to reflect subsequent events or circumstances. Please represent to us that you understand that Rule 14a-9 of the Exchange Act imposes on the registrants a duty to correct statements in soliciting materials.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

Response: The Commission’s comment is noted and the Company represents that it understands that Rule 14a-9 of the Exchange Act imposes on the registrants a duty to correct statements in soliciting materials.
“If we are not successful in integrating our organizations, we may not be able to ...,” page 19
15.	Comment: To help investors understand the magnitude of the potential integration difficulties that may result from possible cultural conflicts and different opinions on scientific and regulatory matters, please describe the differences between the two companies that are most likely to lead to conflicts or differences of opinion.

Response: In response to this comment, the Company revised the disclosure on page 20 of the Amendment to describe the differences between the two companies that are most likely to lead to conflicts or differences of opinion.

16.	Comment: If either EPIX or Predix have research and development, collaboration, distribution, marketing, promotion or other important agreements that, by their terms, may be terminated or renegotiated as a result of the merger transaction, please add a separate risk factor that addresses this point. You should also disclose whether any third party has indicated its intention to terminate its agreement with EPIX or Predix or to defer or delay a decision in response to the merger.

Response: The Company acknowledges the Staff’s comment regarding the disclosure of agreements that may be terminated or renegotiated as a result of this merger and supplementally advises the Staff that there are no material research and development, collaboration, distribution, marketing, promotion or other important agreements that, by their terms, may be terminated or renegotiated as a result of the merger transaction and that no third party has indicated its intention to terminate its agreement with the Company or Predix or to defer or delay a decision in response to the merger.

17.	Comment: Please disclose any difficulties you anticipate in transferring EPIX’s or Predix’s material agreements to the combined company.

Response: The Company acknowledges the Staff’s comment regarding the disclosure of any difficulties the Company anticipates in transferring material agreements to the combined company and supplementally advises the Staff that there are no difficulties anticipated in transferring the Company’s or Predix’s material agreements to the combined company.
“If we fail to retain key employees, the benefits of the merger could be ...,” Page 20

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

18.	Comment: Please name the key personnel upon whom the combined company will be dependent, including their positions.

Response: In response to this comment, the Company revised the disclosure on page 21 of the Amendment to name the key personnel upon whom the combined company believes it will be most dependent, including their positions.

19.	Comment: Please disclose the term and termination provisions of any employment contracts with key personnel.

Response: In response to this comment, the Company revised the disclosure on page 21 of the Amendment to disclose the term and termination provisions of the employment agreements with the key personnel named in the response to Comment 18 above.
“Certain directors and management of EPIX and Predix may have interests...,” Page 21
20.	Comment: Please also disclose the number of any options, if any, that will vest immediately as a consequence of the transaction for each of the identified individuals in this risk factor. Additionally, disclose the weighted average exercise price or the range of exercise prices of such options.

Response: The Company supplementally advises the Staff that none of the options will vest immediately as a consequence of the transaction. However, the Company revised the disclosure on page 23 of the Amendment to disclose the options that may subsequently vest as a consequence of the transaction for each of the individuals currently employed by Predix identified in this risk factor and to disclose the weighted average exercise price or the range of exercise prices of such options.
Risks Relating to the Business of EPIX and the Combined Company, page 23
21.	Comment: We note your disclosure in the Business section regarding the reduction in work force in connection with your FDA approvable letter. We also note your disclosure that related to your reduction in workforce, you have ceased work on a majority of your products relating to imaging and will continue to allocate resources to only one research project. Please consider adding a risk factor that discusses the risks and consequences stemming from focusing on one research project.

Response: The Commission’s comment is noted and in response to this comment, the Company revised the disclosure on page 26 of the Amendment to add the risk factor requested by the Staff.
“EPIX may never receive marketing approval for any if its product candidates in ...,” page 23

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

22.	Comment: Please indicate how long Schering AG has to exercise their option to exclusively license the EP-2104R product candidate.

Response: In response to this comment, the Company revised the disclosure on page 25 of the Amendment to indicate how long Schering AG has to exercise its option to exclusively license the EP-2104R product candidate.

23.	Comment: Please also indicate what phase trials the EP-2104R product candidate has completed to date and the current status of this drug product.

Response: In response to this comment, the Company revised the disclosure on page 25 of the Amendment to indicate what phase trials the EP-2104R product candidate has completed to date and the current status of this drug product.

24.	Comment: Please explain what is involved in a “re-read of images.”

Response: In response to this comment, the Company revised the disclosure on pages 25 and 134 of the Amendment to explain what is involved in a “re-read of images.”
If EPIX’s clinical trials are not successful, EPIX may not be able to develop and commercialize its product candidates, page 24
25.	Comment: Did the FDA explain why the data for Vasovist submitted in connection with its NDA was not adequate for approval? If they did, please revise to explain.

Response: In response to this comment, the Company revised the disclosure on page 27 of the Amendment to disclose the FDA’s explanation as to why the data for Vasovist submitted in connection with its NDA was not adequate for approval.
If EPIX’s fails to comply with the extensive regulatory requirements to which it and its product candidates are subject ..., page 25
26.	Comment: This risk factor discussion appears to include many details that are not directly related to non-compliance that might result in restrictions, withdrawal from the market or penalties. For example:
•	In the third paragraph, you discuss the lengthy and expensive approval process;

•	The fourth paragraph discusses suspending, terminating or altering clinical trials for safety reasons;

•	The fifth paragraph discusses delays and costs you may encounter in efforts to secure necessary approvals.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

Response: The Commission’s comment is noted and the Company has revised the disclosure in the Amendment as set forth in the response to Comment 27 below.

27.	Comment: This information appears to be related to the risk that you might not be able to obtain approval for your products, as opposed to the risk that approved products may be subject to restrictions, withdrawn from the market or you may be fined. Please revise to move the details regarding obtaining approval to a more appropriate risk factor and focus this discussion on the risk that you may fail to comply with regulatory requirements.

Response: In response to this comment, the Company revised the disclosure on pages 29 and 30 of the Amendment to move the details regarding obtaining approval to a more appropriate risk factor and focus the discussion on the risk that the Company may fail to comply with regulatory requirements.
“EPIX depends on exclusively licensed technology from the Massachusetts ....,” page 28
28.	Comment: Please state the termination date of the existing license agreement with the Massachusetts General Hospital and also indicate if the agreement also contains a renewal option. Please also provide similar disclosure in your Business section.

Response: In response to this comment, the Company revised the disclosure on pages 31, 142 and 143 of the Amendment to state the termination date of the existing license agreement with the Massachusetts General Hospital and to indicate that the agreement does not contain a renewal option.
“EPIX depends on patents and other proprietary rights, and if they fail to ....,” page 28
29.	Comment: Please disclose those material technologies and or products that are covered by patents as well as when the patents expire.

Response: In response to this comment, the Company revised the disclosure on page 31 of the Amendment to disclose those material technologies and or products that are covered by patents as well as when the patents expire.
“If EPIX is unable to attract and retain key management and other personnel...,” page 30
30.	Comment: Please update the information concerning Michael Astrue’s departure as interim Chief Executive Officer as set forth in your Form 8-K filed May 8, 2006. Please update other sections of your document as appropriate.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

Response: In response to this comment, the Company revised the disclosure on pages 34, 71, 110, 113, 114, 116, 134 and
F-35 of the Amendment to update the information concerning Michael Astrue’s departure as Interim Chief Executive Officer as set forth in the Company’s Form 8-K filed May 8, 2006.
EPIX currently depends on its strategic collaborators for support..., page 31
31.	Comment: We note that you expect to discuss the disposition of current research programs with Schering AG prior to expiration of the collaboration. If you have had such discussions, please provide updates discussion in all relevant places throughout your document.

Response: The Commission’s comment is noted and in response to this comment, the Company revised the disclosure on pages 34, 136, 141 and F-22 of the Amendment to clarify that the Company is in discussions, and expects to continue discussions, regarding the disposition of these programs with Schering AG.
EPIX’s stock price is volatile..., page 32
32.	Comment: Please revise to provide EPIX stock price as of the latest practicable date.

Response: In response to this comment, the Company revised the disclosure on pages 18 and 36 of the Amendment to provide the Company’s stock price as of the latest practicable date.
“EPIX anticipates future losses and may never become profitable, page 34
33.	Comment: Please revise this risk factor to include a discussion of the risks and consequences stemming from the fact that Predix’s independent auditors have issued a going concern opinion for that company and further that you will assume approximately $7.8 million in debt in connection with your acquisition of Predix.

Response: In response to this comment, the Company revised the disclosure on page 37 of the Amendment to include a discussion of the risks and consequences stemming from the fact that Predix’s independent auditors have issued a going concern opinion for that company and further that the Company will assume approximately $9.5 million in debt in connection with the Company’s acquisition of Predix.
“Product liability claims could increase EPIX’s costs and adversely affect ....,” page 36

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

34.	Comment: Please quantify your level of insurance coverage and disclose the liabilities that are insured and the limitations of your insurance coverage. If material, please also disclose the cost to you of your insurance.

Response: In response to this comment, the Company revised the disclosure on page 39 of the Amendment to quantify the Company’s level of insurance coverage and to disclose the liabilities that are insured and the limitations of the Company’s insurance coverage. The Company supplementally advises the Staff that the cost to the Company of its insurance is not material.
Risks Relating to the Business of Predix and the Combined Company, page 37
35.	Comment: Please include a risk factor addressing the fact that Predix has never earned a profit and that its auditors have issued a going concern opinion and the implications of these issues for the combined company. Please also include the accumulated deficit of Predix to date in your discussion.

Response: In response to this comment, the Company revised the disclosure on page 42 of the Amendment to include the risk factor requested by the Staff.
“Predix’s clinical trials may not yield results that will enable Predix to obtain...,” page 38
36.	Comment: We note your disclosure that Predix has limited experience in conducting and managing clinical trials necessary to obtain regulatory approvals. Please discuss the risks and consequences stemming from that risk and also describe how limited Predix’s experience in conducting and managing the clinical trials necessary to obtain regulatory approval is.

Response: The Commission’s comment is noted and in response to this comment, the Company revised the disclosure on page 41 of the Amendment.
“Because all of Predix’s drug candidates are in early stages of development...,” page 38
37.	Comment: Please revise this risk factor heading to indicate that Predix has no products available or has never had any products available for commercial sale.

Response: In response to this comment, the Company revised the heading of the risk factor on page 42 of the Amendment to indicate that Predix has never had any products available for commercial sale.
“Predix deals with hazardous materials and must comply with environmental...,” page 43

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

38.	Comment: Please discuss if Predix has been the subject of any investigations in the past.

Response: In response to this comment, the Company revised the disclosure on page 47 of the Amendment to indicate that Predix has not been the subject of any investigations in the past.
“Predix’s drug candidates require significant biological testing, pre-clinical...,” page 45
39.	Comment: If Predix relies on any one individual or group to perform its testing and manufacturing needs, please identify that individual or group in this risk factor.

Response: In response to this comment, the Company revised the disclosure on page 49 of the Amendment to identify the sole source suppliers of Predix’s testing and manufacturing needs.
“If Predix does not establish a collaboration to further develop and ...,” page 45
40.	Comment: To the extent possible, please quantify approximately how much cash Predix will need to fund its drug development programs.

Response: The Company supplementally advises the Staff that Predix does not budget or manage Predix’s research and development costs by project on a fully allocated basis. As a result, Predix cannot state precisely the expected costs for Predix’s clinical and pre-clinical projects. In response to this comment, however, the Company revised the disclosure on page 50 of the Amendment.
“If Predix’s patent position does not adequately protect Predix’s drug candidates,” page 47
41.	Comment: Please disclose those material technologies and or products that are covered by patents as well as when the patents expire.

Response: In response to this comment, the Company revised the disclosure on page 51 of the Amendment to disclose those material technologies and or products that are covered by patents as well as when the patents expire.
Background of the Merger, page 58
42.	Comment: Provide us supplementally with copies of any non-public information that were exchanged between the parties in the acquisition negotiations that were not filed with the registration statement, including all analysts’ reports, financial forecasts, and projections used by EPIX and its financial advisors. In addition, to the extent that the information has not been disclosed in the document, provide us the basis for your

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

conclusion that the non-public information is not material and therefore need not be disclosed.

Response: The Company acknowledges the Staff’s comment regarding the copies of non-public information exchanged between the parties and supplementally provides the Staff, as Annex A to this letter, copies of any non-public information that were exchanged between the parties in the acquisition negotiations that were not filed with the Registration Statement. This non-public information was exchanged between the parties on a confidential basis under the terms of confidentiality agreements and to the extent that such information has not been disclosed in the Amendment, the Company has concluded that the information is not material and need not be disclosed, as such information: (i) was superseded by subsequent publicly disclosed information or presentations or the definitive agreements between the Company and Predix, (ii) was not used as a basis to determine the valuation of the Company or Predix or (iii) was not a factor considered by the respective board or directors in approving the transactions. In addition, the public disclosure of the financial forecasts and budgetary materials included in such non-public information would be contrary to the Company’s long standing policy not to provide guidance on the Company’s future operating results in order to maintain focus on the long-term performance and objectives of the Company.

43.	Comment: To the extent known, disclose Mr. Webb’s reasons for resigning as CEO and from its board of directors.

Response: In response to this comment, the Company revised the disclosure on page 62 of the Amendment to disclose Mr. Webb’s reasons for resigning as its CEO and from its board of directors.

44.	Comment: We note that Mr. Astrue had informal discussions with members of the EPIX board of directors prior to his appointment as Interim CEO. Please explain in what capacity he was acting prior to his appointment as Interim CEO.

Response: The Commission’s comment is noted and in response to this comment, the Company revised the disclosure on page 62 of the Amendment to disclose that Mr. Astrue was holding such discussions with members of the Company’s board of directors as part of the interview and recruitment process.

45.	Comment: We note that you engaged Dr. Neil Kirby and Dr. Michael Gilman to assist in your due diligence review. Are these your employees?

Response: The Commission’s comment is noted and in response to this comment, the Company revised the disclosure on page 63 of the Amendment to clarify that Dr. Kilby and Dr. Gilman were engaged as consultants to the Company. The Company

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

supplementally advises the Staff that Dr. Gilman subsequently joined the Company’s board of directors on April 24, 2006.

46.	Comment: In instances where you have stated that outside legal and/or financial advisors participated in meetings, please revise to identify these parties by name.

Response: In response to this comment, the Company revised the disclosure on pages 62 through 69 of the Amendment to identify the outside legal and/or financial advisors that participated in meetings by name.

47.	Comment: Many of the descriptions of the meetings are vague. Please revise to more specifically describe the information discussed at the meetings. In instances where conclusions are reached based on the discussion at the meeting, state these conclusions. For example:
•	the January 12, 2006 meeting between Mr. Holman and Mr. Frank, the conclusions with respect to the strengths and weaknesses of Predix’s technology platform discussed;

•	the preliminary financial valuation analysis at the February 10, 2006 meeting;

•	the significant issues related to a potential merger between EPIX and Predix and the then current draft of the merger agreement discussed at the March 1, 2006 meeting.
Response: In response to this comment, the Company revised the disclosure on pages 62 through 69 of the Amendment to more specifically describe the information discussed and conclusions reached at the meetings.

48.	Comment: We note that EPIX board of directors considered several merger candidates. Please expand your discussion regarding other candidates EPIX considered, identified or engaged in discussions with regarding a potential business combination. For example, please disclose the size of the other companies with which EPIX communicated with regarding effecting a business combination, identify them, explain why and when the board did not pursue those other alternatives. Similarly, expand the discussion of alternatives that the Predix Board of Directors considered. To the extent that the Predix Board considered other stock for stock offers, please identify the offering party, and explain why the merger with EPIX was chosen instead of the other offers.

Response: In response to this comment, the Company revised the disclosure on pages 63 and 64 of the Amendment to include more information about the other candidates with which the Company and Predix had discussions regarding possible business combinations. The Company supplementally advises the Staff that it believes providing

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

the names of the other merger candidates is not material to investors, is subject to confidentiality agreements with those third parties and can lead to speculation regarding the business strategy and prospects of those third parties that would be harmful to their respective business.

49.	Comment: We note that you engaged Chestnut Securities to assist in evaluating the previously identified merger candidates and explore other opportunities to diversify. Please revise to describe recommendation or findings presented by Chestnut Securities.

Response: The Company acknowledges the Staff’s comment regarding the recommendations and findings of Chestnut Securities and supplementally advises the Staff that Chestnut Securities was not engaged to, nor did it provide, any recommendations or findings to the Company.

50.	Comment: Describe Health Advances presentations to the board of directors.

Response: In response to this comment, the Company revised the disclosure on page 65 of the Amendment to describe Health Advances presentations to the board of directors.

51.	Comment: We note that Lehman Brothers did not provide Predix with a fairness opinion. Please revise to describe the services that Lehman Brothers did provide. Additionally, describe any materials prepared by Lehman Brothers for use by the board of directors and describe any presentations they made to the Predix board of directors.

Response: In response to this comment, the Company revised the disclosure on pages 64 and 67 of the Amendment to describe the services provided by Lehman Brothers and any materials prepared by Lehman Brothers for use by the board of directors. Additionally, the Company supplementally advises the Staff that representatives of Lehman Brothers participated in several Predix board meetings and provided the members of the Predix board of directors with updates of the process and status of the ongoing negotiations. Other than such updates, Lehman Brothers did not formally make presentations to the Predix board of directors.

52.	Comment: Please explain how the consideration was determined by you and Predix. Please disclose the terms as initially proposed and describe changes to the terms during the course of the negotiations.

Response: In response to this comment, the Company revised the disclosure on pages 62 through 69 of the Amendment to explain how the consideration was determined by the Company and Predix and to disclose the terms as initially proposed and describe changes to the terms during the course of the negotiations.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

53.	Comment: You state that the representatives of Health Advances also led a discussion regarding “additional analyses preformed [sic] by them related to PRX-00023” at the February 10, 2006 meeting. Please briefly state what additional analyses that the board reviewed at this meeting.

Response: In response to this comment, the Company revised the disclosure on page 66 of the Amendment to briefly state what additional analyses that the board reviewed at this meeting.
EPIX’s Reasons for the Merger, page 63
54.	Comment: Please expand the discussion in the last paragraph of this section to clarify that you have discussed all the material factors considered by the board. We note you currently have that language that the discussion sets forth the “principal reasons” for the EPIX board of directors’ recommendation in support of the merger agreement.

Response: In response to this comment, the Company revised the disclosure on page 71 of the Amendment to clarify that the Company has discussed all the material factors considered by the board.
Opinion of EPIX’s Financial Advisor, page 66
55.	Comment: We note that Needham reviewed financial and operating information, including financial forecasts prepared by EPIX and Predix management with respect to the excipient business. To the extent this, or other non-public information supplied to Needham differed materially from publicly available information, please disclose this information in the filing.

Response: The Company has been advised by Needham & Company, LLC (“Needham & Company”) that while financial forecasts were received on a confidential basis from the management of the Company and Predix, these forecasts were not relied upon or used in any of the valuation methodologies employed by Needham & Company in order to be able to deliver its fairness opinion. Accordingly, no change has been made to the disclosure regarding the opinion of Needham & Company in response to this comment.

56.	Comment: Disclose that Needham & Company has consented to use of the opinion in the document. We note you have filed their consent as an exhibit.

Response: In response to this comment, the disclosure on page 72 of the Amendment has been revised to indicate that Needham & Company has consented to the use of the opinion in the Registration Statement.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

57.	Comment: Please disclose in the first full paragraph on page 67 that all material portions of Needham & Company’s written opinion are disclosed in the discussion.

Response: In response to this comment, the disclosure on page 72 of the Amendment has been revised to indicate that the Registration Statement contains a materially complete description of the fairness opinion.

58.	Comment: In the first full paragraph on page 67, please delete the language that “The Needham & Company opinion is addressed to the EPIX board of directors.” This language could be interpreted as a disclaimer to shareholders’ ability to rely on Needham’s opinions. Alternatively, disclose that Needham & Company consented to the shareholders use of the opinion.

Response: In response to this comment, the disclosure on page 72 of the Amendment has been changed to delete the language that “The Needham & Company opinion is addressed to the EPIX board of directors.”
Comparable Transactions Analysis, page 68
Comparable Public Companies Analysis, page 69
Comparable Biotechnology Initial Public Offerings Analysis, page 70
59.	Comment: We note the discussion of the criteria used to select the companies/transactions used in the analyses. If there were companies/transactions that met the criteria but were excluded from the analyses, please disclose this information and explain why they were not included in the analyses.

Response: Needham & Company has advised the Company that it did not exclude from its analysis any companies or merger and acquisition transactions that satisfied the disclosed criteria. Accordingly, no change has been made to the existing disclosure.

60.	Comment: It is not clear how any of the analyses presented support the fairness opinion provided by Needham. Please revise these discussions to provide more information. For example:
•	Please revise the discussion of the stock trading history to disclose the trading price as of the latest practicable date. Did Needham compare the value of the shares to be issued in the transaction to a valuation of Predix? If so, please provide the information about this comparison, including the valuation assigned to Predix and how the valuation was determined.

•	We note that the comparable transaction analysis discloses the low, median, mean and high values for the initial equity purchase price, and the enterprise value both

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

with and without the contingent payment. It is unclear how Needham used this information to analyze the fairness of the price paid for Predix. Did they compare the premiums issued over the enterprise value? If so disclose the premiums for the selected transactions and the premium paid over the Predix enterprise value. If some other methodology was used, please describe the methodology so that shareholders can understand how they are supposed to use the presented information.

•	Disclose how many of the transactions considered in the comparable transaction analysis included a contingent payment.

•	Please revise the comparable company analysis to disclose the equity and enterprise value of Predix and explain how this information was used to support the fairness determination. Similarly, revise “Comparable Biotechnology Initial Public Offerings.”
Response: In response to this comment, the disclosure has been revised as follows:

Stock Trading History

In response to this comment, the disclosure on page 74 of the Amendment has been revised to additionally indicate the high and low closing price of the Company’s common stock since March 28, 2006.

The disclosure has been revised to indicate that Needham & Company used this historical market data (i) to illustrate the correlation between the historical market prices of the Company’s common stock and the business and operations of the Company, and the status of the regulatory approval process for each of the Company’s product candidates during the same period and (ii) to provide contextual data regarding the price performance of the Company’s common stock relative to the decision by the Company to enter into the merger agreement. The Company supplementally advises the Staff that Needham & Company did not compare the stock trading history or the value of the shares to be issued in the transaction to a valuation of Predix.

Comparable Transaction Analysis

In response to this comment, the disclosure on page 75 of the Amendment identifying the comparable transactions has been revised to indicate that of the twenty (20) comparable transactions identified, four (4) had contingent payments.

Additionally, in response to this comment, the disclosure on page 75 of the Amendment has been revised both to include the initial equity purchase price and the enterprise value

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

(both with and without contingent payment) in connection with this transaction, and to make explicit the relevancy of this data to that from the identified comparable transactions.

Comparable Public Company Analysis

In response to this comment, the disclosure on page 76 of the Amendment has been revised both to indicate the equity and enterprise value of Predix and to make explicit the relevancy of this data to that analyzed from the identified comparable public companies.

Comparable Biotechnology Initial Public Offerings Analysis

In response to this comment, the disclosure on page 77 of the Amendment has been revised both to indicate the equity and enterprise value of Predix and to make explicit the relevancy of this data to that from the identified comparable biotechnology initial public offerings.
Comparable Public Companies Analysis, page 69
Comparable Biotechnology Initial Public Offerings Analysis, page 70
61.	Comment: You indicate that in both of these sections that Needham & Company reviewed “selected data” for Predix and compared this data to “certain publicly available financial, operating and stock data” for other companies in computing its analysis. Please explain more specifically what “selected data” and “certain publicly available financial, operating and stock data” refer to.

Response: In response to this comment, the disclosure on page 75 of the Amendment has been clarified to identify the data reviewed by Needham & Company and the purpose for which this data was reviewed.

62.	Comment: On page 71, it provides that Needham & Company made numerous assumptions with respect to industry performance, general business and economic conditions and other matters in their analysis. Please provide in greater detail what these assumptions were.

Response: In response to this comment, the disclosure on page 77 of the Amendment has been revised to provide greater detail on the assumptions that were made.

63.	Comment: Please revise page 71 to disclose the portion of the fee, if any, that is contingent on consummation of the merger.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

Response: In response to this comment, the disclosure on page 78 of the Amendment has been revised to make explicit that none of the fee paid to Needham & Company was contingent upon consummation of the transaction with Predix.
Predix’s Reasons for the Merger, page 72
64.	Comment: Please disclose the fee paid to Lehman Brothers, the portion of the fee that is contingent upon the consummation of the merger.

Response: In response to this comment, the Company revised the disclosure on page 80 of the Amendment to disclose the fee paid to Lehman Brothers and the portion of the fee that is contingent upon the consummation of the merger. See also the response to Comment 6 above.

65.	Comment: If Lehman Brothers made a presentation to the board of directors or prepared materials for the board’s use, please describe them.

Response: In response to this comment, the Company revised the disclosure on page 78 of the Amendment. The Company supplementally advises the Staff that Lehman Brothers did not make any presentations to the Predix board of directors.
Material United States Federal Income Tax Consequences of the Merger, page 74
66.	Comment: Please provide an opinion as opposed to a summary of the law. The opinion should state, in the opinion of counsel, how shareholders will be treated for tax purposes. The opinion should state whether the merger will qualify as a reorganization for tax purposes, rather than assuming it will be treated as a reorganization or stating that it is intended to be treated as a reorganization and explaining the circumstances under which it will be treated as a reorganization.

Response: In response to this comment, the Company revised the disclosure on pages 82 through 84 of the Amendment.
Interests of EPIX’s Director and Management, page 78
67.	Comment: Please disclose the number of any options that will vest immediately as a consequence of the transaction. Additionally, disclose the weighted average exercise price or the range of exercise prices of such options

Response: Please see the response to Comment 20 above. In addition, in response to this comment, the Company revised the disclosure on page 86 of the Amendment to disclose the options that may vest as a consequence of the transaction for each of the

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

identified individuals currently employed by Predix and to disclose the weighted average exercise price or the range of exercise prices of such options.

68.	Comment: Quantify the fee to be paid to Lehman Brothers here, rather than cross referencing to other parts of the document.

Response: In response to this comment, the Company revised the disclosure on page 86 of the Amendment to quantify the fee to be paid to Lehman Brothers, rather than cross referencing to other parts of the document.
The Merger Agreement, page 80
69.	Comment: We note your statement that the “following summary describes certain material provisions of the merger agreement.” Please note that this section should describe all material provisions of the merger agreement. To that end, please revise your statement or this section accordingly such that all material provisions of the merger agreement are described.

Response: The Commission’s comment is noted and in response to this comment, the Company revised the disclosure on page 87 of the Amendment to clarify that all material provisions of the merger agreement are described.
Severance Payments, page 87
70.	Comment: Please identify the “certain employees” who will be entitled to severance pay and the amounts that each individual would be entitled to receive.

Response: In response to this comment, the Company revised the disclosure on pages 94 and 95 of the Amendment to identify the “certain employees” who will be entitled to severance pay and the amounts entitled to be received.
EPIX Board of Directors, page 87
71.	Comment: Please include the consent of each individual designated by Predix who will become a board member of EPIX as required by Rule 438 of Regulation C.

Response: In response to this comment, the Company has included the consent of each individual designated by Predix who will become a board member of the Company as required by Rule 438 of Regulation C as Exhibits 99.5, 99.6, 99.7 and 99.8 to the Amendment.
Additional Conditions to the Obligations of Predix, page 89

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

72.	Comment: Based on your disclosure on page 210 where you state that EPIX does not currently have sufficient authorized shares to complete the merger and further that it is a condition of the transaction that the number of authorized shares of EPIX common stock be increased, please disclose that condition in this section. Please also explicitly state in your Notice of the Annual Meeting that your proposal to approve the merger agreement is also contingent on approval of your proposal to increase the authorized shares of common stock.

Response: In response to this comment, the Company revised the disclosure on pages 54 and 225 of the Amendment and in the Notice of the Annual Meeting to disclose that the approval of the Company’s proposal to increase the authorized shares of common stock is necessary to consummate the merger. The Company supplementally advises the Staff that the approval to increase the authorized shares of common stock is not set forth in the merger agreement as a condition to the merger, therefore, the Company did not change the disclosure on page 95 of the Amendment.
Shering AG, page 127
73.	Comment: We note your disclosure that your research collaboration agreement with Schering AG expires in May 2006 and that you were expected to discuss the disposition of current research programs with Schering AG prior to expiration of the agreement. Please update this section to indicate whether you have discussed the disposition of current research programs with Schering AG and if so, the outcome of those discussions.

Response: The Commission’s comment is noted and in response to this comment, the Company revised the disclosure on pages 34, 136, 141 and F-22 of the Amendment to update this section to indicate that the Company is in discussions, and expects to continue discussions regarding the disposition of current research programs with Schering AG.

74.	Comment: You also state that the amendment narrowed the definition of the field of EPIX’s collaboration with Schering AG. Please explain and specify how the collaboration with Schering AG was narrowed.

Response: In response to this comment, the Company revised the disclosure on pages 34, 136 and 141 of the Amendment to explain and specify how the collaboration with Schering AG was narrowed.
Vasovist, page 128

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

75.	Comment: You indicate that Schering AG will begin marketing Vasovist in additional countries in Europe. Please indicate the anticipated countries as well as the approximate timing of when you expect such marketing to take place.

Response: In response to this comment, the Company revised the disclosure on pages 36, 134 and 137 of the Amendment to disclose that Schering AG began marketing Vasovist in Europe.
EP-2104R, page 129
76.	Comment: Please indicate when you expect your Phase II clinical trial of your EP-2104R to conclude. Please also specify how long Schering AG will have to exercise the option to license to develop and market the EP-2104R product.

Response: In response to this comment, the Company revised the disclosure on pages 135, 138, 141, 156 and F-21 of the Amendment to indicate the Company’s Phase IIa clinical trial of EP-2104R has concluded and to specify how long Schering AG will have to exercise the option to license to develop and market the EP-2104R product.
Use of Vasovist with MRI and MRA Technology, page 130
77.	Comment: Please provide us with a marked copy of third party documentation supporting your statement that “many experts believe MRI contrast agent agents that remain in the bloodstream for extended periods of time will be necessary to attain widespread use of MRI to image the vascular system.”

Response: The Company acknowledges the Staff’s comment regarding third-party documentation and supplementally provides the Staff, as Annex B to this letter, a marked copy of third-party documentation supporting the Company’s statement that “many experts believe MRI contrast agent agents that remain in the bloodstream for extended periods of time will be necessary to attain widespread use of MRI to image the vascular system.”
Schering AG, page 131
78.	Comment: You indicate that you are entitled to exercise options with respect to the licensing of two of Schering AG’s imaging products upon the payment of certain fees. Please disclose the aggregate payment amount you will have to pay in order to exercise these options as well as the aggregate milestone payment you are obligated to make under the agreement. Please also indicate how long you have to exercise your options.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

Response: In response to this comment, the Company revised the disclosure on pages 140 through 142 and F-20 through F-22 of the Amendment to disclose the aggregate payment amount the Company will have to pay in order to exercise the options as well as the aggregate milestone payment the Company is obligated to make under the agreement and to indicate how long the Company has to exercise its options.

79.	Comment: You indicate that you or Schering AG may terminate the agreement if either party fails to meet certain milestones. Please specify in greater detail what you mean by “certain milestones.”

Response: In response to this comment, the Company revised the disclosure on pages 140 through 142 and F-20 through F-22 of the Amendment to eliminate the reference to “certain milestones” as it is no longer applicable.

80.	Comment: Please disclose how long Schering AG has to exercise the option to develop and commercialize your EP-2104R product under your agreement. Please also disclose the termination date of this agreement as well as any termination provisions. Please also provide similar disclosure with respect to the MRI three-year joint research agreement.

Response: In response to this comment, the Company revised the disclosure on pages 140 through 142 and F-20 through F-22 of the Amendment to disclose how long Schering AG has to exercise the option to develop and commercialize EP-2104R, the termination date of the agreement with Schering AG and to provide similar disclosure with respect to the MRI three-year joint research agreement.

81.	Comment: Please indicate what consideration EPIX received for granting a license to Schering AG on May 8, 2000. Please also disclose the termination dates for both agreements with Schering AG that you entered into on May 8, 2000.

Response: In response to this comment, the Company revised the disclosure on pages 140 through 142 and F-20 through F-22 of the Amendment to indicate what consideration the Company received for granting a license to Schering AG on May 8, 2000 and to disclose the termination dates for both agreements with Schering AG that the Company entered into on May 8, 2000.
Dyax, page 134
82.	Comment: Please disclose the aggregate payment amount that you may be obligated to pay Dyax under your agreement with them as well as any cost sharing provisions under the agreement. You should also disclose any amounts you have paid to date to Dyax. Please also disclose the termination date of this agreement as well as any termination provisions.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

Response: The Company supplementally advises the Staff that the agreements with Dyax are not material to the Company’s business. Therefore, the references to and descriptions of these agreement have been removed from the Amendment.
Massachusetts General Hospital, page 134
83.	Comment: Please disclose the date you entered into the agreement as well as the expiration date of your license agreement with Massachusetts General Hospital.

Response: In response to this comment, the Company revised the disclosure on pages 142, 143 and F-23 of the Amendment to disclose the date the Company entered into the agreement as well as the expiration date of the Company’s license agreement with Massachusetts General Hospital.

84.	Comment: Please disclose the amount you have paid to date under the agreement with Massachusetts General Hospital, and to the extent possible, the aggregate amount in milestones payments or otherwise that you are obligated to pay to the hospital under the agreement. For example, are you required to pay any annual license payments?

Response: In response to this comment, the Company revised the disclosure on pages 142, 143 and F-23 of the Amendment to disclose the amount the Company has paid to date under the agreement with Massachusetts General Hospital. In addition, the Company supplementally advises the Staff that the Company is not required to make any milestone payments to the hospital under the agreement.

85.	Comment: You state that you believe that the expiration of the patents does not compromise the proprietary position with respect to Vasovist. Please explain why. Please also describe the patents you are referring to in this section as well as the relevant expiration dates.

Response: In response to this comment, the Company revised the disclosure on pages 142, 143 and F-23 of the Amendment to explain why the Company believes that the expiration of patents does not compromise the position of Vasovist and to disclose the expiration dates of the patents.
Prince, page 134
86.	Comment: You indicate that Dr. Prince made “certain covenants and agreements” under the intellectual property agreement. Please explain what you mean by certain covenants and agreements.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

Response: In response to this comment, the Company revised the disclosure on pages 32, 33, 143 and F-23 of the Amendment.

87.	Comment: Please describe the “certain discharges, licenses and releases” you received from Dr. Prince in connection with the use of Vasovist.

Response: In response to this comment, the Company revised the disclosure on pages 32, 33, 143 and F-23 of the Amendment to describe the “certain discharges, licenses and releases” the Company received from Dr. Prince in connection with the use of Vasovist.

88.	Comment: Please disclose the aggregate payments you have made to date under this agreement with Dr. Prince as well as the aggregate payment amounts you are still obligated to pay him. With respect to the issuance of common stock, please quantify the total value of the stock you issued him.

Response: In response to this comment, the Company revised the disclosure on pages 32, 33, 143 and F-23 of the Amendment to disclose the aggregate payments the Company has made to date under this agreement with Dr. Prince as well as the aggregate payment amounts the Company is still obligated to pay him and, with respect to the issuance of common stock, to quantify the total value of the stock the Company issued him.

Patents and Proprietary Rights, page 135
89.	Comments: Please revise to identify your product candidate dependent on/related to each patent.

Response: In response to this comment, the Company revised the disclosure on pages 143 through 145 of the Amendment to identify its product candidate dependent on/related to each patent.

Reimbursement, page 138
90.	Comment: Please include disclosure on how the passage of the Medicare Prescription Drug and Modernization Act of 2003 could impact the marketing of your products in the future.

Response: The Company supplementally advises the Staff that the Medicare Prescription Drug and Modernization Act of 2003 does not apply to the Company’s diagnostic imaging product candidates. Accordingly, no change has been made to the disclosure in response to this comment.
Employees, page 139

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

91.	Comment: Please indicate how you employ your full time employees. For example, how many are designated as part of your research and development staff and how many are part of your administrative and management staff.

Response: In response to this comment, the Company revised the disclosure on page 148 of the Amendment to indicate how the Company employs its full time employees.
EPIX Management’s Discussion and Analysis of Financial Condition and Results of Operations
Critical Accounting Policies and Estimates
Revenue Recognition, page 140
92.	Comment: Please provide us with additional information that clarifies how you record the reimbursement payments and expenses incurred under your agreement with Schering AG related to the Vasovist development program. That is, tell us whether you record the research and development expense that you incur for Vasovist within operating expense, as it appears that you record the reimbursement payments from Schering AG net of the expenses that you incur within revenue. Tell us how your accounting treatment of both the reimbursement payments and the related expenses that you incur reflects the substance of your agreement with Schering AG; that is, clarify whether the agreement with Schering AG is to jointly fund the research and development efforts related to Vasovist. Contrast this to your accounting treatment for the agreement with Schering AG related to the EP-2140R feasibility program.

Response: The strategic collaboration agreement entered into by the Company and Schering AG in June 2000 provides that each party to the agreement will share equally in both Vasovist development costs and operating profits for U.S. sales, and that the Company will receive a royalty for non-U.S. sales. The costs incurred by the Company for Vasovist development are recorded as research and development expenses within operating expenses at the time such expenses are incurred. In accordance with the agreement with Schering AG, Schering AG reimburses the Company for 50% of the development costs incurred by the company, net of 50% of Vasovist development expenditures incurred by Schering AG. The net amount received from Schering AG is recorded as product development revenue.

All Vasovist, EP-2104R and other research programs expenditures incurred by the Company are recorded as research and development expenses within operating expenses at the time such expenses are incurred by the Company. The revenue recognition accounting treatment for the EP-2104R feasibility program, which is fixed in amount, is

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

covered by a separate collaboration agreement entered into in May 2003 differs from Vasovist and is more fully described in Response to Comment 93.

93.	Comment: Please tell us why you recognize product development revenue under your agreement with Schering AG related to the EP-2140R feasibility program according to a ratio of actual costs incurred to your estimated cost to complete the feasibility program, rather than recognizing the reimbursement payments in correlation to the actual work performed. It is unclear why increasing estimated costs to complete the program results in a reduction in product development revenue. Please consider and reference the applicable provisions of SAB No. 104, Topic 13A, in your response.

Response: Under the terms of the Company’s EP-2104R agreement with Schering AG, the Company received approximately $9.0 million in fixed payments from Schering AG in exchange for execution of a clinical feasibility trial in humans. Because the total amount of revenue to be earned from Schering AG was fixed in amount and did not correlate with the status of the development effort, was expected to extend over several years and the development effort was not expected to be incurred evenly, the Company elected to recognize revenue similar to accounting for a fixed price contract. Accordingly, the Company recognized revenue using the proportional performance method by comparing the actual costs incurred under the contract to the total estimated costs expected to be incurred to complete the project, as the Company believed that method was the best measure of how much revenue was earned throughout the project. At the end of each quarter, actual costs incurred from inception-to-date is compared to the latest estimated cost to complete the development effort, producing a completion percentage. This percentage is multiplied by the total fixed payments to derive the total amount of revenue that should be recognized since inception of the contract. If the estimate to complete the development effort increased or decreased, the resulting completion percentage resulted in an adjustment in revenue, which was recorded in the period in which the estimate to complete changed.

94.	Comment: It appears that you are no longer estimating your royalty revenue since you feel that you can no longer rely on the information provided by Bracco to make an estimate. The company should still estimate the royalty revenue under US GAAP. Please revise or advise.

Response: The Commission’s Staff Accounting Bulletin 104, Topic 13: Revenue Recognition; establishes four primary criteria that, if present, provides justification for a company to recognize revenue. The criteria are the following:
•	Persuasive evidence that an arrangement exists;

•	Delivery has occurred or services have been rendered;

•	The seller’s price to the buyer is fixed and determinable; and

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

•	Collectibility is reasonably assured.
The Company no longer believes that all the criteria are present in its arrangement with Bracco Imaging, S.p.A. (“Bracco”); in particular, that the seller’s price is fixed and determinable. Prior to the fourth quarter of 2004, the Company believed it met all four criteria and could reasonably estimate the amount of royalty revenue to be earned under the Bracco arrangement. However, as a result of Bracco’s claimed overstatement of royalty reports and payments made to the Company at the end of 2004, the change in the basis upon which Bracco calculated royalties under the agreement, and because the Company does not possess an independent basis to determine sales by Bracco to the end user, the Company no longer believes it has a reasonable basis to estimate royalty revenues from Bracco. In addition, because of Bracco’s unauthorized offset of royalties due from previously “overpaid” royalties, the Company also has some question as to the collectibility of all of the royalties earned. The Company continues to negotiate with Bracco regarding its disagreement with their change in royalties and believes that until the Company comes to agreement with them, the Company cannot in good faith assert that the amount of royalties earned on a quarter-to-quarter basis is fixed and determinable.
Results of Operations
Research and Development Expenses, page 143
95.	Comment: We acknowledge the information included in the section entitled “Product Candidates Under Development: on page 128. However, we believe that your disclosures about historical research and development expenses and estimated future expenses related to your major research and development projects could be enhanced for investors. Please refer to the Division of Corporation Finance “Current Issues and Rulemaking Projects Quarterly Update” under section VIII — Industry Specific Issues — Accounting and Disclosure by Companies Engaged in Research and Development Activities. You can find it at the following website address:
http://www.sec.gov/divisions/corpfin/cfcrg032001.htm#secviii.

Please then revise your disclosure to include the following information for each of your major research and development projects:
a.	The costs incurred during each period presented and to date on the project;

b.	Describe and quantify the estimated costs of the efforts necessary to complete the project;

c.	The anticipated completion date;

d.	The consequences to your operations, financial position and liquidity if the project is not completed timely; and

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

e.	The period in which material net cash inflows from each significant project are expected to commence.
Regarding a., if you do not maintain research and development costs by project, please tell us why management does not maintain and evaluate research and development costs by project. Include other quantitative or qualitative analyses that indicate the amount of the company’s resources being used on these projects.

Regarding b., please provide us with the amount or range of estimated costs and timing to complete the phase in process and each future phase. To the extent that information is not estimable, please tell us the facts and circumstances indicating the uncertainties that preclude you from making a reasonable estimate.

Response: In response to this comment, the Company revised the disclosure on pages 152, 153, 155, 156 and 158 to include information that is known or that can be estimated by the Company with respect to the costs for each of the Company’s major research and development projects.
GPCRs and Ion Channels as Drug Targets, page 154
96.	Comment: Please provide us with third party documentation supporting the statements you made in the first full paragraph on page 154 in this section.

Response: The Company acknowledges the Staff’s comment regarding third-party documentation and supplementally provides the Staff, as Annex C to this letter, a marked copy of third-party documentation supporting the statements made in the first full paragraph of “G-Protein Coupled Receptors and Ion Channels as Drug Targets” on page 169 of the Amendment.
Disease and Market Overview, page 158
97.	Comment: Please provide us with third party documentation supporting your use of statistical and dollar information used in this section. Please ensure the documentation is marked to show the language or description that supports your disclosure. Please also provide similar information for the disclosure provided on pages 162 and 165 regarding disease and market overview information relating to Alzheimer’s disease and pulmonary hypertension, respectively.

Response: The Company acknowledges the Staff’s comment regarding third-party documentation and supplementally provides the Staff, as Annex C to this letter, a marked copy of third-party documentation supporting the use of statistical and dollar information used in “Disease and Market Overview” beginning on page 174 of the Amendment and

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

the disclosure provided on pages 178, 179, 181 and 182 of the Amendment regarding disease and market overview information relating to Alzheimer’s disease and pulmonary hypertension, respectively.

98.	Comment: Please identify the recent study that showed the increased 5-HT availability with SSRI treatment.

Response: In response to this comment, the Company revised the disclosure on page 174 of the Amendment.
Predix Management’s discussion and Analysis of Financial Condition and Results of Operations Critical Accounting Policies
Revenue Recognition
Collaboration Revenue, page 180
99.	Comment: Your revenue recognition policy indicates that fees received for continuing involvement arrangements are recognized in one of two ways as disclosed on page 181. The first method is when there is significant development risk and it would appear the second method would be when significant development risk is not present. Please explain to us and disclose the situations where significant development risk is not present. It is unclear to us situations that involve research and development arrangements were significant development risk does not exist.

Response: In response to this comment, the Company revised the disclosure on pages 196 and F-44 of the Amendment to remove the reference to “if development risk is significant” as Predix’s revenue recognition policy is to recognize revenue ratably over the development period if there is continuing involvement.
Financial Operations Overview
Research and Development Expense, page 185
100.	Comment: We acknowledge that you do not maintain cost information for each of your individual research projects. Please revise your disclosure to include other quantitative or qualitative analyses that indicate the amount of the company’s internal resources being used on those projects. For example, present that information by type of research and development cost for each income statement period presented.

Response: The Company acknowledges the Staff’s comment regarding the disclosure of quantitative or qualitative analyses that indicate the amount of Predix’s internal resources

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

being used on individual research projects and supplementally advises the Staff that Predix does not track internal costs via quantitative or qualitative analysis. Given Predix’s business model and structure, its most significant research and development costs are paid to third parties who perform research services, such as pre-clinical studies and clinical trials for Predix. Once a project is entered into clinical trials Predix begins to track the costs to third parties by project. The Company’s disclosure currently includes these project costs by clinical program for each income statement period presented. The remaining costs primarily relate to salaries paid to employees, lab supplies, chemicals and pre-clinical study costs. Predix tracks these costs by department and not by project. In addition, Predix does not track employee hours worked by program.
Where You can find More Information, page 218
101.	Comment: Please incorporate by reference the Form 10-K/A filed on April 28, 2006, Form 10-Q for the quarter ended March 31, 2006 as well as the Form 8-Ks filed on April 26, 2006, May 1, 2006 and May 8, 2006.

Response: In response to this comment, the Company revised the disclosure on page 233 of the Amendment to incorporate by reference the Form 10-K/A filed on April 28, 2006, Form 10-Q for the quarter ended March 31, 2006 as well as the Form 8-Ks filed on April 26, 2006, May 8, 2006 and May 24, 2006. In addition, the Company supplementally advises the Staff that the Form 8-K dated May 1, 2006 was “furnished” to the Commission, therefore, the Company has not incorporated this Form 8-K into the Amendment.

EPIX Financial Statements
Notes to Financial Statements
Note 2. Significant Accounting Policies
Revenue
Royalty revenue, page F-10
102.	Comment: Please explain to us and disclose why only a portion of the royalty revenue earned is offset against the advance royalty.

Response: The Company recognizes royalty revenue based on actual revenues reported to it by both Bracco and Schering AG. In the case of Bracco, prepaid royalties were paid to the Company as part of the license agreement entered into in September 2001 and those prepaid royalties and were recorded as deferred revenue. As part of the

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

agreement, Bracco was allowed to offset a portion of future royalty payments for each reporting period under a formula basis contained in the agreement until the prepaid royalties were fully exhausted. The remaining balance of future royalties was paid to the Company in cash. As of December 31, 2005, the entire balance of the Bracco prepaid royalties has been exhausted.

In addition, in response to this comment, the Company revised the disclosure on page F-10 of the Amendment to include an expanded disclosure for royalty revenue.

Note 12. Strategic Alliances and Collaborations
Schering AG, page F-20
103.	Comment: Please disclose what EPIX’s performance obligation is if they exercise the SHU555C option, as it appears that Schering is responsible for all development, marketing and sales activities.

Response: In response to this comment, the Company revised the disclosure on page F-21 of the Amendment to disclose what the Company’s performance obligation is if Schering AG exercises the SHU555C option.

Tyco/Mallinckrodt, page F-22
104.	Comment: Please disclose why EPIX would pay Tyco/Mallinckrodt an upfront fee and milestone payments when it is EPIX that granted the license to Tyco/Mallinckrodt.

Response: In response to this comment, the Company revised the disclosure on page F-22 of the Amendment to disclose why the Company would pay Tyco/Mallinckrodt an upfront fee and milestone payments when it is the Company that granted the license to Tyco/Mallinckrodt.

Predix Consolidated Financial Statements
Report of Independent Auditors, page F-26
105.	Comments: The independent auditors’ report for Predix Pharmaceuticals Holdings, Inc. states that the audit was conducted in accordance with the “auditing standards generally accepted in the United States.” Please tell us how this report complies with paragraph 3 of PCAOB Auditing Standard No. 1. Based on the language used in the report, it is unclear whether the audit was conducted in accordance with the related professional practice standards of the PCAOB. Otherwise, please provide us with a revised audit report that complies with paragraph 3 of PCAOB Auditing Standard No. 1.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

Response: The Company supplementally advises the Staff that the Public Company Accounting Oversight Board (“PCAOB”) Auditing Standard No. 1 prescribes elements to be included in the auditors’ report on audited financial statements for “issuers,” as defined in PCAOB Rule 1001, and sets forth an illustrative standard report. Statement of Auditing Standards 58, Reporting on Audited Financial Statements (“SAS 58”) provides an example auditors’ report on audited financial statements for all other entities. The independent auditors’ followed the guidance set forth by SAS 58 report as Predix is not an “issuer” as defined in PCAOB Rule 1001.
Notes to Consolidated Financial Statements, page F-36
Note 2. Summary of Significant Accounting Policies
Stock-Based Compensation, page F-36
106.	Comment: Please provide us with additional information regarding your determination of the volatility factor related to Predix’s shares. That is, correlate your selection of an expected volatility factor to paragraph A139 of SFAS No. 123(R), as “public small capitalization stocks with significant risks-scientific or otherwise” appears vague.

Response: In response to this comment, the Company revised the disclosure on pages F-45 through F-47 of the Amendment to disclose additional information regarding Predix’s determination of the volatility factor related to Predix’s shares.

Additionally, the Company supplementally advises the Staff that, in connection with the adoption of SFAS No. 123R, Share-Based Payment, Predix reassessed the valuation methodology for stock options and the related input assumptions. The assessment of the valuation methodology resulted in the continued use of the Black-Scholes model. As Predix is privately held, it does not have history as a publicly-traded company to evaluate its volatility factor. As such, Predix analyzed the volatility factors of seven peer companies and a biotechnology stock index to support the assumptions it would have used in its calculation for the three months ended March 31, 2006 had there been any options granted. Predix did not grant any options during the three month period ended March 31, 2006. Predix averaged the volatility rates of the seven peer companies with in-the-money options and sufficient trading history. The seven companies selected for the analysis included biotechnology companies that recently completed initial public offerings, biotechnology companies with market capitalizations similar to the estimated value of Predix and a company that also focuses on G-Protein Coupled Receptors and has a similar portfolio of drug candidates. Predix also considered the volatility of the Company’s stock since the date that the merger was announced.
Note 14. Subsequent Events, page F-47

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

107.	Comment: Please provide us with additional information regarding your accounting treatment of the warrants issued in conjunction with the $9.5 million March 31, 2006 convertible bridge financing, giving consideration to the provisions of EITF No. 00-19 and SFAS No. 133, as applicable.

Response: The Company acknowledges the Staff’s comment regarding the disclosure of Predix’s accounting treatment of warrants and supplementally advises the Staff that Predix considered the relevant literature and reviewed both SFAS No. 133 and Emerging Issues Task Force Issue No. 00-19, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock (“EITF 00-19”). As the warrants are required to be settled in Predix’s own stock, the warrants issued do not meet the definition of a derivative under SFAS No. 133. Predix then evaluated paragraphs 12 — 32 of EITF 00-19 to determine whether the warrants should be accounted for as a liability or as equity instruments. As the warrants cannot be settled in cash nor do they contain registration rights, the warrants are considered equity instruments. The fair value of the warrants of $1,018,875 will be recognized as an expense over the term of the notes.
Annex A — Merger Agreement
108.	Comment: We note you have several attachments and schedules to your merger agreement that are not filed with this registration statement. Please file these schedules and attachments to the acquisition agreement with your amended registration statement.

Response: In response to this comment, the Company has included all schedules and exhibits to the merger agreement required to be filed under Item 601(b)(2) of Regulation S-K with the copy of the merger agreement included as Annex A to the Amendment.
Exhibits
109.	Comment: Provide us as soon as practicable the legal and tax opinions that you will file. Note that we review all exhibits as a part of our examination process and may have additional comments.

Response: In response to this comment, the Company has filed the legal and tax opinions as Exhibits 5.1, 8.1 and 8.2 to the Amendment.

110.	Comment: We understand that you are not currently seeking confidential treatment for any exhibits. Please be advised that in case you file a confidential treatment request in relation to any exhibit, we will issue comments on it in a separate letter. We will not consider requests for acceleration of the effective date of the registration statement on

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

Form S-4 until all issues with respect to the confidential treatment request have been resolved.

Response: The Commission’s comment is noted.
* * * * *
          As requested, this response letter has been filed on EDGAR under the form type CORRESP. The Company understands that the Commission may have additional comments after reviewing the Amendment and this letter. When appropriate, the Company will provide a written request for acceleration of the effective date of the Registration Statement and will include the requested “Tandy” language therein. The Company is aware of its obligations under Rules 460 and 461 of the Securities Act regarding requesting acceleration of the effectiveness of the Registration Statement.
          We hope that the above responses and the related revisions to the Amendment will be acceptable to the Commission. Please do not hesitate to call William Whelan or Daniel Kajunski of this firm at (617) 542-6000 with any comments or questions regarding the Amendment and this letter. We thank you for your time and attention.

Very truly yours,
/s/ Daniel T. Kajunski

Daniel T. Kajunski

cc:	Securities and Exchange Commission
Amy Bruckner
Joseph Roesler
Song Brandon
Suzanne Hayes
Jeffrey Riedler

EPIX Pharmaceuticals, Inc.
Andrew Uprichard, M.D.
Robert Pelletier
Philip T. Chase

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
William T. Whelan, Esq.

Predix Pharmaceuticals Holdings, Inc.
Michael G. Kauffman, M.D., Ph.D.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Securities and Exchange Commission
June 2, 2006

Kimberlee C. Drapkin

Goodwin Procter LLP
Lawrence S. Wittenberg, Esq.
Edward A. King, Esq.

Ernst & Young LLP
Stephen Mastrocola
Peter Pellegrino
Neil DeAngelis
Rafael Yela

ANNEX A
[Provided Supplementally]

ANNEX B
[Provided Supplementally]

ANNEX C
[Provided Supplementally]